Balance Sheet Details (Tables)	12 Months Ended
Jul. 31, 2018
Balance Sheet Related Disclosures [Abstract]
Schedule of Inventories	Inventories consist of the following:
	July 31,
	2018	2017
Raw materials	$39,000	$82,000
Finished goods	158,000	191,000
	$197,000	$273,000

Schedule of Property Plant and Equipment

Property, plant, and equipment consist of the following:

	July 31,
	2018	2017
Computers and equipment	$1,064,000	$1,045,000
Furniture and fixtures	21,000	21,000
	1,085,000	1,066,000
Less accumulated depreciation	(624,000)	(518,000)
	$461,000	$548,000

Schedule of Patents	Patents consist of the following:
	July 31,
	2018	2017
Patents	$3,500,000	$3,485,000
Less accumulated amortization	(2,842,000)	(2,663,000)
	$658,000	$822,000

Schedule of Future Patent Amortization Expense	At July 31, 2018, future patent amortization expense is expected to be as follows:
2019	$135,000
2020	87,000
2021	76,000
2022	48,000
2023	42,000
Thereafter	270,000
$658,000